Share-Based Payments (Schedule Of Nonvested Shares Activity) (Details) - Nonvested Shares [Member] - $ / shares	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested restricted shares, beginning balance (in shares)	2,472,068
Grants, shares	1,119,356
Vested, shares	(1,244,045)	(1,289,349)	(1,728,056)
Forfeited, shares	(58,253)
Nonvested restricted shares, ending balance (in shares)	2,289,126	2,472,068
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested restricted shares, weighted average grant date fair value, beginning balance (in usd per share)	$ 30.66
Grants, Weighted Average Grant Date, Fair Value (in usd per share)	41.89	$ 35.04	$ 30.62
Vested, Weighted Average Grant Date Fair Value (in usd per share)	28.23
Forfeited, Weighted Average Grant Date Fair Value (in usd per share)	34.12
Nonvested restricted shares, weighted average grant date fair value, ending balance (in usd per share)	$ 37.38	$ 30.66